PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 36,101,743	$ 34,951,043
Less accumulated depreciation	(18,842,392)	(17,091,930)
Premises and equipment, net	17,259,351	17,859,113
Depreciation expense on premises and equipment	2,077,120	1,975,944	1,988,670
Rent expense under operating leases
Rent expense paid	1,800,000	1,400,000	1,000,000
Future minimum rental commitments under non-cancelable leases
Due in year ending September 30, 2015	1,668,309
Due in year ending September 30, 2016	1,471,989
Due in year ending September 30, 2017	1,209,531
Due in year ending September 30, 2018	876,483
Due in year ending September 30, 2019	644,287
Thereafter	612,107
Total	6,482,706
Land [Member]
PREMISES AND EQUIPMENT
Premises and equipment, gross	5,578,914	5,578,914
Building And Building Improvements [Member]
PREMISES AND EQUIPMENT
Premises and equipment, gross	16,608,242	16,194,896
Furniture And Fixtures [Member]
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 13,914,587	$ 13,177,233